Schedule of Share Options Activity (Details)		12 Months Ended
		Dec. 31, 2022 shares ₪ / shares	Dec. 31, 2021 shares ₪ / shares		Dec. 31, 2020 shares ₪ / shares
IfrsStatementLineItems [Line Items]
Number of options, share options at beginning of year | shares	[1]	2,257,753	1,199,791
Weighted average exercise price, share options at beginning of year | ₪ / shares	[1]	₪ 17.06	₪ 15.40
Number of options, share options which were granted during the year | shares		1,344,068	1,201,426	[1]
Weighted average exercise price, share options which were granted during the year | ₪ / shares		₪ 20.25	₪ 18.88	[1]
Number of options, share options which were forfeited during the year | shares		128,438	132,688	[1]
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares		₪ 6.90	₪ 18.38	[1]
Number of options, share options which expired during the year | shares		71,270	674	[1]
Weighted average exercise price, share options which expired during the year | ₪ / shares		₪ 4.84	₪ 18.38	[1]
Number of options, share options which were exercised during the year | shares			10,103	[1]
Weighted average exercise price, share options which were exercised during the year | ₪ / shares			₪ 18.38	[1]
Number of options, share options at end of year | shares		3,402,113	2,257,753	[1]	1,199,791	[1]
Weighted average exercise price, share options at end of year | ₪ / shares		₪ 11.44	₪ 17.06	[1]	₪ 15.40	[1]
Number of options, exercisable share options at year end | shares		1,923,260	1,413,615	[1]
Weighted average exercise price, exercisable share options at year end | ₪ / shares		₪ 6.86	₪ 15.90	[1]
Non Adjusted [Member]
IfrsStatementLineItems [Line Items]
Number of options, share options at beginning of year | shares			5,338,183		6,634,183
Weighted average exercise price, share options at beginning of year | ₪ / shares			₪ 3.46		₪ 3.77
Number of options, share options which were granted during the year | shares					54,000
Weighted average exercise price, share options which were granted during the year | ₪ / shares					₪ 5.65
Number of options, share options which were forfeited during the year | shares
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares
Number of options, share options which expired during the year | shares					1,070,000
Weighted average exercise price, share options which expired during the year | ₪ / shares					₪ 5.06
Number of options, share options which were exercised during the year | shares					280,000
Weighted average exercise price, share options which were exercised during the year | ₪ / shares					₪ 2.09
Number of options, share options at end of year | shares					5,338,183
Weighted average exercise price, share options at end of year | ₪ / shares					₪ 3.46
Number of options, exercisable share options at year end | shares					5,252,203
Weighted average exercise price, exercisable share options at year end | ₪ / shares					₪ 1

[1]	on April 8, 2021, the company issue a shares consolidation by 4.44926. 2020 information included in the above table was not adjusted with respect to the share consolidation mentioned above.